Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization		¥ (55,720)			¥ (99,015)
Intangible assets, net		132,393		$ 21,696	151,041
Amortization expenses	¥ 43,295	19,481	¥ 12,837
Estimated amortization expenses of the existing intangible assets for the next five years
2020					55,054
2021					47,046
2022					25,727
2023					9,168
2024					8,016
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		171,801			233,366
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		692			1,070
Supplier relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 15,620			¥ 15,620